May 18, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:                             SEI Institutional Managed Trust Post-Effective Amendment No. 115 (File No. 033-09504) and Amendment No. 117 (File No. 811-04878) to Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of our client, SEI Institutional Managed Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 115 and, under the Investment Company Act of 1940, as amended, Amendment No. 117 (the “Filing”) to the Trust’s Registration Statement on Form N-1A.

The Filing is made pursuant to Rule 485(a)(2) under the 1933 Act because the Trust is introducing a new series to the Trust.

If you have any questions regarding the Filing, please contact the undersigned at 215.963.4969.

Very truly yours,

/s/ John J. O’Brien
John J. O’Brien, Esq.

cc: Mr. David F. McCann

Morgan, Lewis & Bockius LLP

1701 Market Street
Philadelphia, PA 19103-2921	+1.215.963.5000
United States	+1.215.963.5001